                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07567
                 ----------------------------------------------

                 State street NAVIGATOR SECURITIES LENDING TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                         Copy to:
Thomas J. Reyes, Vice President and Counsel               Philip H. Newman, Esq.
   State Street Bank and Trust Company                     Goodwin Procter LLP
     2 Avenue De Lafayette, 6th Floor                         Exchange Place
             Boston, MA 02111                                Boston, MA 02109




Registrant's telephone number, including area code:  (617)-662-3967
                                                     --------------

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
COMMERCIAL PAPER -- 14.83%
ABCP COLLATERALIZED DEBT OBLIGATIONS -- 0.94%
   Klio Funding Corp.                            4.780%    04/21/2006     $   99,968,000   $    99,702,529
   Klio Funding Corp.                            4.760%    04/20/2006        101,446,000       101,191,145
   Klio II Funding Corp.                         4.760%    04/21/2006        125,499,000       125,167,125
   Klio II Funding Corp.                         4.760%    04/20/2006         99,943,000        99,691,921
   Klio III Funding Corp.                        4.770%    04/21/2006        125,502,000       125,169,420
                                                                                           ---------------
                                                                                               550,922,140
                                                                                           ---------------
ABCP CREDIT ARBITRAGE -- 1.37%
   Grampian Funding Ltd.                         4.770%    05/05/2006        460,000,000       457,927,700
   Mane Funding Corp.                            4.770%    05/05/2006        130,736,000       130,147,034
   Mane Funding Corp.                            4.760%    04/25/2006        214,779,000       214,097,435
                                                                                           ---------------
                                                                                               802,172,169
                                                                                           ---------------
ABCP HYBRID -- 0.34%
   Giro Balanced Funding Corp.                   4.745%    04/20/2006        200,000,000       199,499,139
                                                                                           ---------------
ABCP RECEIVABLES AND SECURITIES -- 3.18%
   Amstel Funding Corp.                          4.635%    07/28/2006        260,718,000       256,757,042
   Charta LLC                                    4.750%    05/05/2006        100,000,000        99,551,389
   Charta LLC                                    4.750%    05/04/2006        100,000,000        99,564,583
   Fairway Finance Corp.                         4.770%    04/26/2006        205,992,000       205,309,652
   Ranger Funding Co. LLC                        4.750%    04/28/2006        314,424,000       313,303,864
   Sheffield Receivables Corp.                   4.760%    04/25/2006        330,843,000       329,793,125
   Sheffield Receivables Corp.                   4.760%    04/26/2006        100,000,000        99,669,444
   Thames Asset Global Security No. 1 Inc.       4.740%    04/20/2006        285,774,000       285,059,089
   Tulip Funding Corp.                           4.770%    04/28/2006        175,000,000       174,373,938
                                                                                           ---------------
                                                                                             1,863,382,126
                                                                                           ---------------
ABCP SINGLE SELLER -- 3.00%
   Citibank Credit Card (Dakota Notes)           4.750%    04/27/2006        257,000,000       256,118,347
   Citibank Credit Card (Dakota Notes)           4.750%    04/28/2006        250,000,000       249,109,375
   Citibank Credit Card (Dakota Notes)           4.750%    05/11/2006        400,000,000       397,888,889
   Citibank Credit Card (Dakota Notes)           4.760%    05/08/2006        200,000,000       199,021,556
   MBNA Credit Card (Emerald Notes)              4.780%    04/28/2006        176,000,000       175,369,040
   MBNA Credit Card (Emerald Notes)              4.650%    05/03/2006        170,967,000       170,260,336
   Park Granada LLC                              4.760%    05/08/2006        108,853,000       108,320,467
   Park Granada LLC                              4.760%    05/09/2006        200,000,000       198,995,111
                                                                                           ---------------
                                                                                             1,755,083,121
                                                                                           ---------------
BANK FOREIGN -- 3.91%
   Banco Santander                               4.638%    05/01/2006        300,000,000       292,038,100
   Den Danske Bank                               4.758%    05/10/2006        695,000,000       691,417,451
   Macquarie Bank Ltd. (a) (b)                   4.594%    04/24/2006        125,000,000       124,996,117
   Skandinaviska Enskilda Banken AG (a) (b)      4.764%    04/24/2006        205,000,000       205,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
COMMERCIAL PAPER -- (CONTINUED)
   Skandinaviska Enskilda Banken AG (a) (b)      4.792%    04/28/2006     $  400,000,000   $   399,973,517
   Societe Generale NA                           4.700%    05/02/2006        300,000,000       298,785,834
   UBS AG Stamford                               4.760%    05/10/2006        280,000,000       278,556,133
                                                                                           ---------------
                                                                                             2,290,767,152
                                                                                           ---------------
BROKERAGE -- 0.92%
   Morgan Stanley (a)                            4.955%    04/17/2006        300,000,000       300,000,000
   Morgan Stanley (a)                            4.955%    04/01/2006        140,000,000       140,000,000
   Morgan Stanley (a)                            4.955%    04/01/2006        100,000,000       100,000,000
                                                                                           ---------------
                                                                                               540,000,000
                                                                                           ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 1.17%
   General Electric Capital Corp.                4.570%    10/06/2006        500,000,000       488,067,222
   General Electric Capital Corp.                4.540%    10/13/2006        200,000,000       195,081,667
                                                                                           ---------------
                                                                                               683,148,889
                                                                                           ---------------
TOTAL COMMERCIAL PAPER                                                                       8,684,974,736
                                                                                           ---------------
CERTIFICATES OF DEPOSIT -- 7.34%
BANK DOMESTIC -- 7.34%
   Comerica Bank (a)                             4.759%    04/24/2006        180,000,000       179,997,586
   First Tennessee Bank National
      Association (a) (b)                        4.743%    04/18/2006        147,000,000       147,000,000
   M & I Marshall                                4.770%    05/10/2006        300,000,000       300,000,000
   M & I Marshall (a)                            4.875%    06/23/2006        200,000,000       199,964,840
   National City Bank (a)                        4.633%    04/10/2006        250,000,000       249,994,368
   National City Bank (a)                        4.513%    04/10/2006        350,000,000       349,988,633
   National City Bank (a)                        4.560%    06/13/2006        250,000,000       249,995,015
   National City Bank (a)                        4.818%    04/26/2006        130,000,000       130,017,548
   Suntrust Bank (a)                             4.763%    04/26/2006        500,000,000       499,973,741
   Suntrust Bank (a)                             4.661%    04/10/2006        435,000,000       434,995,888
   Washington Mutual                             4.750%    05/10/2006        345,000,000       345,000,000
   Washington Mutual (a)                         4.789%    04/24/2006        320,000,000       320,000,000
   Washington Mutual                             4.790%    05/09/2006        100,000,000       100,000,000
   Washington Mutual                             4.800%    05/08/2006        200,000,000       200,000,000
   Wells Fargo Bank & Co. (a)                    5.000%    06/15/2006        185,000,000       185,112,812
   Wells Fargo Bank & Co.                        4.770%    05/08/2006        260,000,000       259,997,342
   Wells Fargo Bank & Co.                        4.800%    01/17/2007        145,000,000       145,005,552
                                                                                           ---------------
TOTAL CERTIFICATES OF DEPOSIT                                                                4,297,043,325
                                                                                           ---------------
YANKEE CERTIFICATES OF DEPOSIT -- 28.34%
BANK FOREIGN -- 28.34%
   Abbey National Treasury Services              4.785%    05/10/2006       1,000,000,000    1,000,005,445
   Alliance & Leicester Plc (a) (b)              4.680%    04/10/2006         245,000,000      245,000,000
   Allied Irish Banks (a)                        4.771%    04/28/2006         250,000,000      249,964,363

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
   ANZ National (Int'l) Ltd. (a) (b)             4.650%    04/07/2006     $  270,000,000   $   270,000,000
   ANZ National (Int'l) Ltd. (a) (b)             4.780%    04/24/2006        220,000,000       220,000,000
   Banco Bilbao Vizcaya (a)                      4.530%    04/18/2006        140,000,000       139,982,447
   Bank Ireland Governor & Co. (a) (b)           4.746%    04/20/2006        430,000,000       430,000,000
   Bank Nova Scotia (a)                          4.757%    04/28/2006        150,000,000       149,980,554
   Bank Nova Scotia (a)                          4.790%    04/28/2006        150,000,000       149,995,589
   Bank Nova Scotia                              4.790%    05/10/2006        125,000,000       125,000,000
   Barclays Bank Plc                             5.010%    11/27/2006        215,000,000       215,000,000
   Barclays Bank Plc (a)                         4.782%    04/28/2006        400,000,000       400,000,000
   BNP Paribas SA (a) (b)                        4.788%    04/26/2006        260,000,000       260,000,000
   BNP Paribas SA (a)                            4.690%    04/18/2006        540,000,000       539,976,740
   Calyon NY (a)                                 4.711%    04/20/2006        150,000,000       149,966,965
   Calyon NY                                     3.745%    06/14/2006         60,000,000        59,998,218
   Calyon NY                                     3.775%    06/15/2006        185,000,000       184,994,433
   Canadian Imperial Bank of Commerce (a)        4.762%    04/28/2006        385,000,000       384,987,151
   Canadian Imperial Bank of Commerce (a)        4.762%    04/28/2006        345,000,000       344,993,616
   Canadian Imperial Bank of Commerce            3.790%    06/19/2006        115,000,000       114,997,571
   Canadian Imperial Bank of Commerce            3.795%    06/19/2006        232,000,000       231,992,649
   Commonwealth Bank Australia (a) (b)           4.779%    04/24/2006        220,000,000       220,000,000
   Credit Suisse First Boston                    4.800%    05/10/2006      1,000,000,000     1,000,000,000
   Deutsche Bank                                 4.740%    10/13/2006        400,000,000       400,000,000
   Deutsche Bank                                 4.810%    10/30/2006        257,000,000       257,000,000
   Dexia Bank (a)                                4.565%    04/03/2006        240,000,000       239,999,672
   Dexia Bank (a)                                4.580%    04/03/2006        195,000,000       194,990,792
   Dexia Bank (a)                                4.580%    04/03/2006        125,000,000       124,987,348
   Fortis Bank                                   4.730%    10/13/2006        300,000,000       300,003,922
   HBOS Treasury Service                         4.750%    10/25/2006        105,000,000       105,000,000
   HBOS Treasury Service (a)                     4.778%    04/27/2006        200,000,000       200,000,000
   HBOS Treasury Service (a) (b)                 4.540%    04/10/2006        475,000,000       475,000,000
   HBOS Treasury Service                         3.760%    06/14/2006        192,000,000       192,000,000
   Landesbank Baden-Wuerttemberg                 4.750%    05/15/2006        350,000,000       350,000,000
   Landesbank Baden-Wuerttemberg                 4.780%    05/10/2006        500,000,000       500,000,000
   Macquarie Bank Ltd. (a) (b)                   4.831%    04/21/2006        250,000,000       250,000,000
   National Australia Bank Ltd. (a) (b)          4.640%    04/07/2006        415,000,000       415,000,000
   Nordea Bank Finland Plc (a) (b)               4.700%    04/11/2006        375,000,000       375,000,000
   Nordea Bank Finland Plc (a) (b)               4.680%    04/10/2006        100,000,000       100,000,000
   Nordea Bank Finland Plc (a)                   4.513%    04/10/2006        180,000,000       179,993,817
   Nordea Bank Finland Plc (a)                   4.761%    04/27/2006        300,000,000       299,987,544
   Nordea Bank Finland Plc (a)                   4.604%    04/05/2006        500,000,000       499,978,892
   Northern Rock Plc (a) (b)                     4.661%    04/06/2006        230,000,000       230,000,000
   Royal Bank Of Scotland                        4.305%    09/29/2006        250,000,000       250,000,000
   Royal Bank Of Scotland (a)                    4.585%    04/03/2006        200,000,000       199,994,676

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
   Royal Bank Of Scotland (a)                    4.740%    04/24/2006     $  130,000,000   $   129,974,480
   Svenska Handelsbanken (a)                     4.550%    04/03/2006        125,000,000       124,999,727
   Svenska Handelsbanken (a)                     4.716%    04/20/2006        250,000,000       249,976,603
   Swedbank Sparbanken Sverige AB (a)            4.670%    04/11/2006        289,430,000       289,415,654
   Swedbank Sparbanken Sverige AB (a)            4.675%    04/12/2006        250,000,000       249,980,901
   Toronto Dominion Bank                         3.740%    06/19/2006        156,000,000       155,995,056
   Toronto Dominion Bank                         3.780%    07/03/2006        150,000,000       150,000,000
   Toronto Dominion Bank                         3.820%    07/05/2006        165,000,000       165,002,096
   Toronto Dominion Bank                         3.850%    06/30/2006         50,000,000        50,000,000
   Toyota Motor Credit Corp. (a)                 4.810%    04/11/2006        100,000,000       100,000,000
   Toyota Motor Credit Corp. (a)                 4.810%    04/11/2006        100,000,000       100,000,000
   UBS AG Stamford                               4.795%    05/10/2006      1,300,000,000     1,300,000,000
   Westpac Banking (a) (b)                       4.721%    04/18/2006        300,000,000       300,000,000
                                                                                           ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                        16,591,116,921
                                                                                           ---------------
EURO CERTIFICATES OF DEPOSIT -- 6.05%
BANK FOREIGN -- 6.05%
   Barclays Bank Plc                             4.805%    04/28/2006      1,065,000,000     1,065,000,000
   BNP Paribas SA                                4.750%    10/25/2006        150,000,000       150,000,000
   BNP Paribas SA (a)                            4.710%    04/21/2006        150,000,000       149,990,383
   Calyon London                                 4.750%    10/13/2006        350,000,000       350,000,000
   Calyon NY                                     4.735%    10/13/2006        225,000,000       225,000,000
   Lloyds Bank Plc                               4.780%    05/10/2006        350,000,000       350,000,000
   Lloyds Bank Plc                               4.783%    05/10/2006        850,000,000       850,002,230
   Societe Generale                              4.750%    10/17/2006        400,000,000       400,000,000
                                                                                           ---------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                           3,539,992,613
                                                                                           ---------------
BANK NOTES -- 4.65%
BANK DOMESTIC -- 4.65%
   Bank of America Corp. (a)                     4.940%    04/01/2006        425,000,000       425,000,000
   Bank of America Corp. (a)                     4.940%    04/01/2006        650,000,000       650,000,000
   Bank of America Corp. (a)                     4.810%    04/01/2006        550,000,000       549,996,215
   National City Bank (a)                        4.800%    04/01/2006        200,000,000       199,994,932
   Wachovia Bank (a)                             4.611%    04/06/2006        125,000,000       125,000,000
   Wells Fargo Bank NA (a)                       4.980%    06/12/2006        275,000,000       275,075,350
   Wells Fargo Bank NA (a)                       4.600%    04/03/2006        500,000,000       500,000,000
                                                                                           ---------------
TOTAL BANK NOTES                                                                             2,725,066,497
                                                                                           ---------------
MEDIUM TERM NOTES -- 4.17%
BANK FOREIGN -- 1.56%
   HBOS Treasury Service (a) (b)                 4.680%    04/03/2006        200,000,000       200,000,000
   Nationwide Building Society (a) (b)           4.700%    04/07/2006        385,000,000       385,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
MEDIUM TERM NOTES -- (CONTINUED)
   Northern Rock Plc (a) (b)                     4.680%    04/03/2006     $  330,000,000   $   330,000,000
                                                                                           ---------------
                                                                                               915,000,000
                                                                                           ---------------
BROKERAGE -- 1.77%
   Merrill Lynch & Co., Inc. (a)                 4.721%    04/04/2006        305,000,000       305,000,000
   Merrill Lynch & Co., Inc. (a)                 5.060%    05/26/2006        126,500,000       126,553,690
   Morgan Stanley (a)                            4.721%    04/04/2006        305,000,000       305,000,000
   Morgan Stanley (a)                            4.779%    04/17/2006        300,000,000       300,000,000
                                                                                           ---------------
                                                                                             1,036,553,690
                                                                                           ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.47%
   American Express Centurion Bank (a)           4.736%    04/19/2006        150,000,000       150,000,000
   American Express Centurion Bank (a)           4.778%    04/25/2006        125,000,000       125,000,000
                                                                                           ---------------
                                                                                               275,000,000
                                                                                           ---------------
PHARMACEUTICALS -- 0.37%
   Eli Lilly Services, Inc. (a) (b)              4.600%    04/03/2006        215,000,000       215,000,000
                                                                                           ---------------
TOTAL MEDIUM TERM NOTES                                                                      2,441,553,690
                                                                                           ---------------
PROMISSORY NOTES -- 2.14%
BROKERAGE -- 2.14%
   Goldman Sachs Promissory Note (a) (c)         4.975%    12/18/2006         90,000,000        90,000,000
   Goldman Sachs Promissory Note (a) (c)         4.995%    03/13/2007        400,000,000       400,000,000
   Goldman Sachs Promissory Note (a) (c)         4.890%    01/03/2007        125,000,000       125,000,000
   Goldman Sachs Promissory Note (a) (c)         4.890%    11/15/2006        200,000,000       200,000,000
   Goldman Sachs Promissory Note (a) (c)         4.940%    08/14/2006        340,000,000       340,000,000
   Goldman Sachs Promissory Note (a) (c)         4.940%    01/16/2007        100,000,000       100,000,000
                                                                                           ---------------
TOTAL PROMISSORY NOTES                                                                       1,255,000,000
                                                                                           ---------------
TIME DEPOSITS -- 1.88%
BANK DOMESTIC -- 1.03%
   Fifth Third Bank                              4.875%    04/03/2006        600,000,000       600,000,000
                                                                                           ---------------
BANK FOREIGN -- 0.85%
   Fortis Bank Brussels (c)                      4.810%    04/28/2006        500,000,000       500,000,000
                                                                                           ---------------
TOTAL TIME DEPOSITS                                                                          1,100,000,000
                                                                                           ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.41%
   Federal Home Loan Bank (a)                    4.521%    04/06/2006        500,000,000       499,751,389
   Federal Home Loan Bank (a)                    4.720%    06/08/2006        500,000,000       499,768,618
   Federal Home Loan Mortgage (a)                4.800%    06/19/2006      1,000,000,000       999,644,232
                                                                                           ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                     1,999,164,239
                                                                                           ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- 27.83%
   ABN AMRO Tri Party, 4.925% dated
      3/31/2006 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-9.00% due 6/15/06-1/15/46
      valued at $816,000,000); proceeds
      $800,328,333                               4.925%    04/03/2006     $  800,000,000   $   800,000,000
   Banc of America Tri Party, 4.925%
      dated 3/31/06 (collateralized by
      various Corporate Investment Grade
      Bonds, 6.375%-9.50% due 6/30/10-
      3/1/31 valued at $691,560,001);
      proceeds $678,278,263                      4.925%    04/03/2006 (e)    678,000,000       678,000,000

   Barclays Tri Party, 4.915% dated
      3/30/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-8.375% due 1/29/07-7/15/33
      valued at $574,064,769); proceeds
      $550,300,361                               4.915%    04/03/2006 (e)    550,000,000       550,000,000

   Bear Stearns Tri Party, 4.935% dated
      3/31/06 (collateralized by various
      Asset Backed Securities, 0.00%-
      6.50% due 2/25/18-2/25/47 valued at
      $204,003,016); proceeds
      $200,082,250                               4.935%    04/03/2006        200,000,000       200,000,000

   BNP Paribas Tri Party, 4.925% dated
      3/31/06 (collateralized by various
      Corporate Investment Grade Bonds,
      2.63%-8.963% due 11/1/06-3/15/99
      valued at $280,500,001); proceeds
      $275,112,865                               4.925%    04/03/2006        275,000,000       275,000,000

   Countrywide Funding Tri Party, 4.925%
      dated 3/31/06 (collateralized by
      various Asset Backed Securities,
      0.00% due 1/25/21-12/30/35 valued at
      $300,900,000); proceeds
      $295,194,823                               4.925%    04/03/2006        295,000,000       295,000,000

   Countrywide Funding Tri Party, 4.850%
      dated 3/31/06 (collateralized by
      various U.S Government Obligations,
      3.75%-7.50% due 5/1/11-4/1/36
      valued at $433,500,001); proceeds
      $425,171,771                               4.850%    04/03/2006        425,000,000       425,000,000

   Credit Suisse First Boston Tri Party,
      4.975% dated 3/31/06 (collateralized
      by various Corporate High Yield
      Bonds, 0.00%-9.15% due 4/3/06-
      8/25/45 valued at $530,401,205);
      proceeds $520,215,583                      4.975%    04/03/2006        520,000,000       520,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Credit Suisse First Boston Tri Party,
      4.955% dated 3/24/06 (collateralized
      by various Equity Securities, valued at
      $735,285,993); proceeds $700,963,472       4.955%    04/03/2006 (e) $  700,000,000   $   700,000,000

   Deutsche Bank Tri Party, 4.800% dated
      03/28/2006 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-9.125% due 4/13/06-2/01/27
      valued at $507,997,921); proceeds
      $500,000,000 (f)                           4.800%    05/10/2006 (d)    500,000,000       500,000,000

   Dresdner Bank Tri Party, 4.935% dated
      3/31/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-8.50% due 6/1/06-12/15/48
      valued at $726,261,840); proceeds
      $700,462,875                               4.935%    04/03/2006        700,000,000       700,000,000

   Dresdner Bank Tri Party, 4.925% dated
      3/31/06 (collateralized by various
      Asset Backed Securities, 0.00%-
      7.00% due 11/15/14-12/31/49 valued
      at $586,501,415); proceeds $575,235,990    4.925%    04/03/2006        575,000,000       575,000,000

   Fortis Securities, Inc. Tri Party, 4.925%
      dated 3/28/06 (collateralized by
      various Asset Backed Securities,
      0.00%-4.50% due 4/25/06-2/25/36
      valued at $306,000,681); proceeds
      $300,246,250                               4.925%     04/03/2006 (e)   300,000,000       300,000,000

   Goldman Sachs Tri Party, 4.975% dated
      12/27/05 (collateralized by various
      Corporate High Yield Bonds, 0.75%-
      5.25% due 12/15/07-12/1/33 valued at
      $262,500,970); proceeds
      $253,351,215                               4.975%    04/03/2006 (e)    250,000,000       250,000,000

   Goldman Sachs Tri Party, 4.700% dated
      3/31/06 (collateralized by an U.S.
      Government Obligation, 3.625% due
      9/15/08 valued at $6,211,953);
      $6,092,385                                 4.700%    04/03/2006          6,090,000         6,090,000

   Goldman Sachs Tri Party, 4.900% dated
      3/31/06 (collateralized by various U.S.
      Government Mortgage Obligations,
      3.75%-5.25% due 1/15/15-9/20/35
      valued at $816,000,086); proceeds
      $800,326,667                               4.900%    04/03/2006        800,000,000       800,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Goldman Sachs Tri Party, 4.925% dated
      3/31/06 (collateralized by various
      Municipal Bonds, 0.00% due 1/1/08-
      4/15/46 valued at $357,000,000);
      proceeds $350,143,646                      4.925%    04/03/2006     $  350,000,000   $   350,000,000

   Greenwich Capital Markets Tri Party,
      4.935% dated 1/12/06 (collateralized
      by various Corporate Investment Grade
      Bonds and Asset Backed Securities,
      0.00%-8.195% due 04/25/06-04/25/46
      valued at $1,122,004,057); proceeds
      $1,112,214,125                             4.935%    04/03/2006 (e)  1,100,000,000     1,100,000,000

   HSBC Tri Party, 4.925% dated 6/28/05
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-
      9.125% due 4/11/06-3/1/46 valued at
      $808,500,957); proceeds
      $799,389,938                               4.925%    04/03/2006 (e)    770,000,000       770,000,000

   J.P. Morgan Chase Tri Party, 4.975%
      dated 3/31/06 (collateralized by
      various Corporate High Yield Bonds,
      0.00%-8.75% due 12/29/09-12/29/10
      valued at $777,003,997); proceeds
      $740,306,792                               4.975%    04/03/2006        740,000,000       740,000,000

   Lehman Brothers Tri Party, 4.975%
      dated 4/21/05 (collateralized by
      various Corporate High Yield Bonds,
      0.00%-12.125% due 2/1/08-2/15/34
      valued at $126,004,738); proceeds
      $125,754,417                               4.975%    04/03/2006 (e)    120,000,000       120,000,000

   Lehman Brothers Tri Party, 4.925%
      dated 3/27/06 (collateralized by
      various Corporate Investment Grade
      Bonds, 0.00%-12.125% due 6/1/06-
      11/15/50 valued at $367,504,942);
      proceeds $350,335,174                      4.925%    04/03/2006 (d)    350,000,000       350,000,000

   Lehman Brothers Tri Party, 4.955%
      dated 2/8/06 (collateralized by various
      Equity Securities, valued at
      $378,312,066); proceeds $362,675,700       4.955%    04/03/2006 (e)    360,000,000       360,000,000

   Lehman Brothers Tri Party, 4.985%
      dated 1/5/06 (collateralized by various
      Equity Securities, valued at
      $840,074,977); proceeds $810,745,444       4.985%    04/12/2006 (d)    800,000,000       800,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Merrill Lynch Tri Party, 4.975% dated
      3/17/06 (collateralized by various
      Equity Securities, valued at
      $525,083,330); proceeds $502,142,014       4.975%    04/17/2006 (d) $  500,000,000   $   500,000,000

   Merrill Lynch Tri Party, 5.025% dated
      3/23/06 (collateralized by various
      Corporate High Yield Bonds, 0.00%-
      12.00% due 8/16/07-2/15/37 valued at
      $525,000,079); proceeds $502,233,333       5.025%    04/24/2006 (d)    500,000,000       500,000,000

   Morgan Stanley Tri Party, 4.975% dated
      3/7/06 (collateralized by various
      Convertible Investment Grade Bonds,
      0.00%-7.00% due 12/15/06-1/1/49
      valued at $367,077,398); proceeds
      $351,305,938                               4.975%    04/03/2006 (e)    350,000,000       350,000,000

   Morgan Stanley Tri Party, 5.000% dated
      4/21/05 (collateralized by various U.S.
      Government Obligations, 0.00%-
      9.875% due 1/30/07-3/21/36 valued at
      $207,790,497; proceeds $209,638,889        5.000%    04/03/2006 (e)    200,000,000       200,000,000

   Morgan Stanley Tri Party, 4.875% dated
      3/31/06 (collateralized by various U.S.
      Government Obligations, 0.00%-
      9.875% due 1/30/07-3/21/36 valued at
      $274,369,688); proceeds $264,190,284       4.875%    04/03/2006        264,083,000       264,083,000

   Salomon Smith Barney Tri Party,
      4.975% dated 3/27/06 (collateralized
      by various Corporate High Yield
      Bonds, 0.00%-9.25% due 1/1/08-
      11/1/31 valued at $577,500,000);
      proceeds $550,532,049                      4.975%    04/03/2006 (e)    550,000,000       550,000,000

   Salomon Smith Barney Tri Party,
      4.925% dated 3/31/06 (collateralized
      by various Corporate Investment
      Grade Bonds, 0.00%-8.125% due
      4/15/10-4/1/16 valued at $178,500,000);
      proceeds $170,069,771                      4.925%    04/03/2006        170,000,000       170,000,000

   UBS Warburg Tri Party, 4.790 dated
      3/29/06 (collateralized by various U.S.
      Government Obligations, 4.00%-
      15.50% due 6/1/06-4/1/36 valued at
      $1,326,001,338); proceeds
      $1,307,264,833                             4.790%    05/10/2006 (d)  1,300,000,000     1,300,000,000

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                NAME OF ISSUER                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
              AND TITLE OF ISSUE                  RATE        DATE            AMOUNT            COST +
              ------------------                --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Wachovia Capital Markets Tri Party,
      4.945% dated 10/17/05 (collateralized
      by various Corporate Investment
      Grade Bonds, 0.00%-11.875% due
      8/15/06-11/15/31 valued at
      $314,477,060); proceeds
      $306,748,000                               4.945%    04/03/2006 (e) $  300,000,000   $   300,000,000
                                                                                           ---------------
TOTAL REPURCHASE AGREEMENTS                                                                 16,298,173,000
                                                                                           ---------------
TOTAL INVESTMENTS -- 100.64%
OTHER ASSETS LESS LIABILITIES -- (0.64)%                                                   $58,932,085,021
                                                                                              (377,479,759)
                                                                                           ---------------
NET ASSETS -- 100.00%                                                                      $58,554,605,262
                                                                                           ===============

*    Standard & Poor's, Moody's rating

(a) Floating Rate Note - Interest rate shown is rate in effect at March 31, 2006. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.90% of net assets as of March 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.98% of net assets as of March 31, 2006, are considered illiquid and restricted (see table below for more information).

                                                                    ACQUISTION                       AMORTIZED
                                                                       COST                          COST VALUE
                                                                    PERCENTAGE                       PERCENTAGE
                                                                     OF FUND'S                       OF FUND'S
                                                                 NET ASSETS AS OF                  NET ASSETS AS
                                    ACQUISITION    ACQUISTION       ACQUISITION       AMORTIZED     OF MARCH 31,
RESTRICTED SECURITIES                   DATE          COST             DATE          COST VALUE         2006
---------------------               -----------   ------------   ----------------   ------------   -------------
Fortis Bank Brussels, 4.810%, due     3/28/2006   $500,000,000         0.87%        $500,000,000       0.85%
04/28/06

Goldman Sachs Promissory Note,        2/22/2006     90,000,000         0.17           90,000,000       0.15
4.975%, due 12/18/06

Goldman Sachs Promissory Note,        2/23/2006    400,000,000         0.75          400,000,000       0.68
4.995%, due 03/13/07

Goldman Sachs Promissory Note,       12/12/2005    125,000,000         0.27          125,000,000       0.21
4.890%, due 01/03/07

Goldman Sachs Promissory Note,       10/21/2005    200,000,000         0.42          200,000,000       0.34
4.890%, due 11/15/06

Goldman Sachs Promissory Note,        8/15/2005    340,000,000         0.66          340,000,000       0.58
4.940%, due 08/14/06

Goldman Sachs Promissory Note,        1/13/2006    100,000,000         0.22          100,000,000       0.17
4.940%, due 01/16/07

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at March 31, 2006.

(f)  Collateral available on settlement date of April 3, 2006.

+    See Note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.